Description of Business and Basis of Presentation - Warrants (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants (in shares)	12,832,500,000
Public warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	12,500,000,000	12,500,000,000
Private warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	332,500,000	332,500,000